Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail)	12 Months Ended												12 Months Ended															12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended										12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring Loan CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Equipment related to a MMOG CNY	Dec. 31, 2013 Equipment related to a MMOG Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Equipment related to a MMOG Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Equipment related to a MMOG Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Equipment related to a MMOG Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Upfront Licensing Fees CNY	Dec. 31, 2013 Upfront Licensing Fees CNY	Dec. 31, 2014 Upfront Licensing Fees Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Upfront Licensing Fees Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Upfront Licensing Fees Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Upfront Licensing Fees Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Upfront Licensing Fees Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Upfront Licensing Fees Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Upfront Licensing Fees Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Upfront Licensing Fees Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Long Term Receivables CNY	Dec. 31, 2013 Long Term Receivables CNY	Dec. 31, 2014 Long Term Receivables Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Long Term Receivables Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Long Term Receivables Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Long Term Receivables Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Long Term Receivables Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Long Term Receivables Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2014 Long Term Receivables Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Long Term Receivables Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Other Long Lived Assets CNY	Dec. 31, 2013 Other Long Lived Assets Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Other Long Lived Assets Quoted Price in Active Markets for Identified Assets (Level 1) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Other Long Lived Assets Significant Other Observable Inputs (Level 2) Fair value, measurements, nonrecurring CNY	Dec. 31, 2013 Other Long Lived Assets Significant Unobservable Inputs (Level 3) Fair value, measurements, nonrecurring CNY
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Other assets																																							0	0	0	0			0	2,000,000	0	0	0	0	0	2,000,000			17,927,763	2,000,000	0	0	0	0	17,927,763	2,000,000		0	0	0	0
Investment																0	4,500,000	0	0	0	0	0	0	0	0	4,500,000	0		1,627,099	0	1,627,099	0		0	0	0	0
Total					22,427,763	5,627,099	0	0	0	1,627,099	22,427,763	4,000,000
Impairment on assets	0	0	1,899,803	0																																		1,899,803					3,555,845	3,825,243									17,927,763	17,927,763									11,813,313
Investment	0	0	41,701,985	3,243,744									5,431,566	9,750,000	9,750,000													20,990,141					5,530,277
Total		(24,121,918)	77,168,106